Temporary Equity and Stockholders' Deficiency - Schedule of Share-based Compensation, Shares Outstanding Under Stock Option Plans, by Exercise Price Range (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	7,409,375	9,499,265
Options Exercisable, Weighted Exercise Average Remaining Life In Years	1 year 5 months 23 days	1 year 3 months 19 days
Options Exercisable, Exercisable Number of Options	2,849,136	5,232,035
Exercise Price Range 0.39 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.39
Options Outstanding, Outstanding Number of Options	1,350,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	0 years
Options Exercisable, Exercisable Number of Options	0
Exercise Price Range 0.54 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.54	$ 0.54
Options Outstanding, Outstanding Number of Options	1,500,000	1,500,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	0 years	0 years
Options Exercisable, Exercisable Number of Options	0	0
Exercise Price Range 0.77 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.77	$ 0.77
Options Outstanding, Outstanding Number of Options	1,320,000	1,320,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years 7 months 17 days	0 years
Options Exercisable, Exercisable Number of Options	412,501	0
Exercise Price Range 1.10 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 1.10	$ 1.10
Options Outstanding, Outstanding Number of Options	1,070,000	1,370,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years 4 months 17 days	3 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	401,260	342,500
Exercise Price Range 2.20 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 2.20	$ 2.20
Options Outstanding, Outstanding Number of Options	1,242,000	3,071,890
Options Exercisable, Weighted Exercise Average Remaining Life In Years	1 year 29 days	1 year 6 months
Options Exercisable, Exercisable Number of Options	1,117,000	2,679,160
Exercise Price Range 2.48 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 2.48	$ 2.48
Options Outstanding, Outstanding Number of Options	917,375	2,237,375
Options Exercisable, Weighted Exercise Average Remaining Life In Years	1 month 27 days	8 months 12 days
Options Exercisable, Exercisable Number of Options	908,375	2,210,375
Exercise Price Range 3.30 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 3.30
Options Outstanding, Outstanding Number of Options	10,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	11 months 8 days
Options Exercisable, Exercisable Number of Options	10,000